Property, plant and equipment -Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (1,137)	$ 2,293
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	245	403
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(1,381)	1,890
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(1,056)	1,301
Property Plant And Equipment [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	0
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(1,056)	1,301
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(81)	992
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	245	403
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (326)	$ 590